Interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2018	€ 27,281	€ 1,903	€ 45,342	€ (16)	€ (19,948)	€ (757)	€ 26,524
Loss for the period	(5,212)				(5,212)	(69)	(5,281)
Other comprehensive loss	2			2			2
Total comprehensive loss	(5,210)			2	(5,212)	(69)	(5,279)
Share-based payments	181		181				181
Balance at end of the period at Mar. 31, 2019	22,252	1,903	45,523	(14)	(25,160)	(826)	21,426
Balance at beginning of the period at Dec. 31, 2019	59,860	2,383	98,099		(40,622)	(938)	58,922
Loss for the period	(8,675)				(8,675)	(61)	(8,736)
Other comprehensive loss	76			76			76
Total comprehensive loss	(8,599)			76	(8,675)	(61)	(8,660)
Share-based payments	1,057		1,057				1,057
Disposal of non-wholly owned subsidiary						268	268
Balance at end of the period at Mar. 31, 2020	€ 52,318	€ 2,383	€ 99,156	€ 76	€ (49,297)	€ (731)	€ 51,587